Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000052257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class A) – including sales charge
Account Value	$ 21,343	$ 21,343	$ 21,343	$ 21,678	$ 18,056	$ 18,611	$ 17,820	$ 13,862	$ 13,894	$ 12,551	$ 10,325	$ 9,195	$ 9,425
Average Annual Return, Percent	(7.20%)	7.73%	7.88%
C000052257 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(1.54%)	9.02%	8.52%
C000052258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class C) – including sales charge
Account Value	$ 21,010.26	$ 21,010.26	$ 21,010.26	21,502.43	18,042.42	18,741.11	18,079.22	14,166.55	14,306.99	13,022.6	10,792.1	9,683.21	10,000
Average Annual Return, Percent	(3.14%)	8.20%	7.71%
C000052258 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(2.29%)	8.20%	7.71%
C000052259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class R) – including sales charge
Account Value	$ 22,080.39	$ 22,080.39	$ 22,080.39	22,485.86	18,778.11	19,405.43	18,627	14,518.6	14,595.38	13,215.55	10,898.92	9,728.56	10,000
Average Annual Return, Percent	(1.80%)	8.75%	8.24%
C000052259 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(1.80%)	8.75%	8.24%
C000052260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Institutional Class) – including sales charge
Account Value	$ 23,215.4	$ 23,215.4	$ 23,215.4	23,521.67	19,542.69	20,091.42	19,192.13	14,887.47	14,888.21	13,415.69	11,005.19	9,780.21	10,000
Average Annual Return, Percent	(1.30%)	9.29%	8.79%
C000052260 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Healthcare Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(1.30%)	9.29%	8.79%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	$ 30,515	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Healthcare Index
Account Value	$ 22,421.98657	$ 22,421.98657	$ 22,421.98657	$ 22,638.95004	$ 19,616.41458	$ 20,613.12733	$ 18,599.59437	$ 13,293.06436	$ 13,580.15363	$ 11,794.7056	$ 10,462.57794	$ 9,238.463414	$ 10,000
Average Annual Return, Percent	(0.96%)	11.02%	8.41%